           As filed with the Securities and Exchange Commission on June 25, 2001
                                               Securities Act File No. 333-00479
                                       Investment Company Act File No. 811-07507

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ____

    Pre-Effective Amendment No.  ____                        ____

    Post-Effective Amendment No.  12                           X
                                 ____                        ____

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                               ____

    Amendment No.  14                                          X
                  ____                                       ____


                      Deutsche Asset Management VIT Funds
           ---------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                              101 Federal Street
                          Boston, Massachusetts 02110
                          ---------------------------
             (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (617) 535-0532

Name and Address of Agent for Service:       Copies to:
Thomas N. Calabria                           Burton M. Leibert, Esq.
PFPC Inc.                                    Willkie Farr & Gallagher
3200 Horizon Drive                           787 Seventh Avenue
King of Prussia, PA 19406                    New York, NY 10019-6099


It is proposed that this filing will become effective:

      ___   immediately upon filing pursuant to paragraph (b), or
       X    on July 30, 2001 pursuant to paragraph (b)
      ___
      ___   60 days after filing pursuant to paragraph (a)(1), or
      ___   on April 30, 2001 pursuant to paragraph (a)(1)
      ___   75 days after filing pursuant to paragraph (a)(2)
      ___   on ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

 X    this post-effective amendment designates a new effective date for a
___   previously filed post-effective amendment

                              EXPLANATORY COMMENT

This Post-Effective Amendment No. 12 to the Registration Statement of Deutsche Asset Management VIT Funds (the `Trust') incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 10 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on April 12, 2001.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement under the Securities Act of 1933 and Amendment No. 14 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on this 26th day of June, 2001.

  Deutsche Asset Management VIT Funds Trust

  By:     *
      ___________________________
      Richard Hale


* By: /s/ Thomas N. Calabria
      ___________________________
      Thomas N. Calabria
      as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Signatures             Title          Date
     ----------             -----          ----

   *                       Trustee     June 26, 2001
________________________
William E. Small

   *                       President   June 26, 2001
________________________
Richard Hale

   *                       Treasurer   June 26, 2001
________________________
Andrew McNally

   *                       Trustee     June 26, 2001
________________________
Robert R. Coby

   *                       Trustee     June 26, 2001
________________________
Desmond G. Fitzgerald

   *                       Trustee     June 26, 2001
________________________
James S. Pasman

   *                       Trustee     June 26, 2001
________________________
Edward C. Schmults

   *                       Trustee     June 26, 2001
________________________
Werner Walbrol


* By: /s/ Thomas N. Calabria
      ___________________________
      Thomas N. Calabria
      as Attorney-in-Fact